UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 97.1% of Net Assets
	Air Freight & Logistics — 3.6%
74,700	FedEx Corp.	$6,922,449

	Automobiles — 1.6%
83,000	Harley-Davidson, Inc.(b)	3,112,500

	Beverages — 1.5%
12,000	Coca-Cola Co. (The)	730,440
26,700	Diageo PLC, Sponsored ADR	2,171,244

		2,901,684

	Capital Markets — 13.5%
208,400	Bank of New York Mellon Corp.	8,696,532
31,500	Franklin Resources, Inc.	3,055,185
41,000	Legg Mason, Inc.	2,295,180
165,500	Merrill Lynch & Co., Inc.	6,742,470
108,000	Morgan Stanley	4,935,600

		25,724,967

	Chemicals — 2.2%
112,500	Dow Chemical Co. (The)	4,145,625

	Computers & Peripherals — 11.1%
454,500	Dell, Inc.(c)	9,053,640
207,100	Hewlett-Packard Co.	9,456,186
165,575	Sun Microsystems, Inc.(c)	2,571,380

		21,081,206

	Consumer Finance — 9.8%
128,600	American Express Co.	5,622,392
168,000	Capital One Financial Corp.(b)	8,268,960
287,550	Discover Financial Services(b)	4,707,194

		18,598,546

	Diversified Financial Services — 3.8%
167,900	JPMorgan Chase & Co.	7,211,305

	Electronic Equipment & Instruments — 0.5%
28,400	Tyco Electronics, Ltd.	974,688

	Food & Staples Retailing — 0.5%
27,000	Walgreen Co.	1,028,430

	Health Care Equipment & Supplies — 2.7%
105,200	Medtronic, Inc.	5,088,524

	Hotels, Restaurants & Leisure — 7.8%
213,700	Carnival Corp.(b)	8,650,576
110,600	McDonald’s Corp.	6,168,162

		14,818,738

	Household Durables — 1.8%
49,400	Fortune Brands, Inc.(b)	3,433,300

	Media — 10.3%
129,800	Comcast Corp., Special Class A(c)	2,462,306
35,810	Liberty Media Corp. - Capital, Series A(c)	563,649
77,500	Omnicom Group, Inc.	3,423,950
460,000	Time Warner, Inc.	6,449,200
73,000	Viacom, Inc., Class B(c)	2,892,260
117,400	Walt Disney Co. (The)	3,684,012

		19,475,377

	Office Electronics — 1.0%
129,500	Xerox Corp.	1,938,615

	Pharmaceuticals — 3.7%
105,500	GlaxoSmithKline PLC, Sponsored ADR(b)	4,476,365
183,000	Schering-Plough Corp.	2,637,030

		7,113,395

	Road & Rail — 4.3%
64,700	Union Pacific Corp.	8,112,086

	Semiconductors & Semiconductor Equipment — 8.8%
571,400	Intel Corp.	12,102,252
160,400	Texas Instruments, Inc.	4,534,508

		16,636,760

	Specialty Retail — 6.3%
85,900	Best Buy Co., Inc.(b)	3,561,414
253,200	Home Depot, Inc.	7,082,004
71,800	Limited Brands, Inc.(b)	1,227,780

		11,871,198

	Textiles, Apparel & Luxury Goods — 2.3%
63,400	NIKE, Inc., Class B	4,311,200

	Total Common Stocks (Identified Cost $179,426,546)	184,500,593

Shares/ Principal Amount
Short-Term Investments — 15.5%
22,030,792	State Street Navigator Securities Lending Prime Portfolio(d)	22,030,792
$7,355,343	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $7,355,599 on 4/1/2008, collateralized by $7,190,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $7,504,563, including accrued interest(e)	7,355,343

	Total Short-Term Investments (Identified Cost $29,386,135)	29,386,135

	Total Investments — 112.6% (Identified Cost $208,812,681)(a)	213,886,728
	Other assets less liabilities —(12.6)%	(23,856,439)

	Net Assets — 100%	$190,030,289

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $208,812,681 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,651,985
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,577,938)

Net unrealized appreciation	$5,074,047

At December 31, 2007, the Fund had a capital loss carryforward of approximately $62,835,270 of which $28,235,961 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $21,960,685 and $22,030,792, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$213,886,728
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$213,886,728

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Capital Markets	13.5%
Computers & Peripherals	11.1
Media	10.3
Consumer Finance	9.8
Semiconductors & Semiconductor Equipment	8.8
Hotels, Restaurants & Leisure	7.8
Specialty Retail	6.3
Road & Rail	4.3
Diversified Financial Services	3.8
Pharmaceuticals	3.7
Air Freight & Logistics	3.6
Health Care Equipment & Supplies	2.7
Textiles, Apparel & Luxury Goods	2.3
Chemicals	2.2
Other, less than 2% each	6.9

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2008